Prepayments and Other Receivables, Net (Tables)	12 Months Ended
Dec. 31, 2021
Prepaid Expense And Other Assets Current [Abstract]
Schedule of Prepayments and Other Receivables, Net

Prepayments and other receivables, net consist of the following:

	As of December 31,
	2020	2021
	RMB	RMB
Deposits	17,557	26,880
Customer deposits (1)	121,419	232,500
Account receivables	12,336	17,228
Advance to suppliers (2)	33,058	297,383
VAT recoverables	50,239	75,885
Others	27,661	65,924
Cash advanced to staff	6,014	33,992
Deferred cost (3)	—	91,245
Less: allowance for credit losses	—	(935)
Total	268,284	840,102

(1)	The amount relates to the refundable deposits paid to merchants to whom the Group provides platform service, mainly for consignment service.
(2)	The amount represents the prepayment to suppliers, mainly for purchasing official replacement products, new consumer electronics and pre-owned products.

4.Prepayments and other receivables, net—(Continued)

(3)

On May 25, 2021, the Group entered into a share purchase agreement with Cosmic Blue Investments Limited, a wholly-owned subsidiary of Kuaishou Technology. Pursuant to the share purchase agreement, the Group issued to Cosmic Blue Investments Limited 2,572,995 shares of Series F preferred shares on May 25, 2021 for total consideration of US$50,000 in the form of both cash and business resources. The business resources included (a) access rights of RMB25,765, which was identified as Business Cooperation Agreement within intangible assets and amortized over the granted access term of 2 years, and (b) other advertising resources for promotion purpose of RMB141,176, which was recognized as deferred cost and amortized based on actual consumptions.

Summary of Movements in Allowance for Credit Losses

The movements in the allowance for credit losses are as follows:

	As of December 31,
	2019	2020	2021
	RMB	RMB	RMB
Balance as of January 1	669	390	—
Current period provision	6,959	4,600	1,525
Current period write-off	(7,238)	(4,990)	(590)
Balance as of December 31	390	—	935